SUBSEQUENT EVENTS - Convertible note agreement issuances (Details)					1 Months Ended				6 Months Ended
	Aug. 17, 2026 USD ($)	Apr. 02, 2026 USD ($)	Mar. 30, 2026 USD ($)	Jan. 01, 2026 USD ($)	Apr. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Feb. 28, 2026 USD ($) item	Jan. 31, 2026 USD ($) item	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
SUBSEQUENT EVENTS
Proceeds from convertible debt									$ 3,292,400	$ 3,556,000
Subsequent events
SUBSEQUENT EVENTS
Proceeds from convertible debt			$ 150,000
Subsequent events | Unsecured convertible promissory notes issued to investors
SUBSEQUENT EVENTS
Proceeds from convertible debt	$ 214,000	$ 200,000	$ 224,000	$ 2,125,150	$ 570,000	$ 570,000
Principal amount	$ 250,000
Subsequent events | Four convertible promissory note
SUBSEQUENT EVENTS
Number of debt instruments issued | item								4
Principal amount								$ 1,077,150
Subsequent events | One convertible promissory note
SUBSEQUENT EVENTS
Number of debt instruments issued | item							2
Principal amount							$ 478,000